Commitments And Contingencies (Leases, Future Minimum Payments) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2016	$ 80,259
2017	76,230
2018	70,663
2019	69,201
2020	68,306
Thereafter	477,214
Total	$ 841,873